UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[Logo - American Funds®]

The right choice for the long term®

EuroPacific Growth Fund

[photo - Bridges over the Vltava River in Prague, Czech Republic]

Semi-annual report for the six months ended September 30, 2006

EuroPacific Growth Fund® seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin. About half of the world’s investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2006:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+13.15%	+14.01%	+10.35%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 5. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

[photo - Bridges over the Vltava River in Prague, Czech Republic]

Fellow shareholders:

EuroPacific Growth Fund reported a 4.3% gain for the six months ended September 30, 2006, despite an erratic market environment. International markets overcame a major correction in May and June, recovering most of their losses by the end of the period. Emerging markets were among the hardest hit at that time, but concerns soon eased over higher U.S. interest rates, geopolitical turmoil and slowing global growth, allowing most markets worldwide to rebound.

EuroPacific’s return surpassed the Lipper International Funds Average of 3.0%, as well as the 4.2% return of the unmanaged MSCI ACWI (All-Country World Index) Index,SM ex-USA, which measures 47 country indexes in developed and developing countries. The fund, however, fell shy of another benchmark, the MSCI EAFE® (Europe, Australasia, Far East) Index, which returned 5.0% in the same period.

The fund’s goal is to provide shareholders with long-term capital appreciation by investing in what we believe are the most promising companies outside of the United States, mainly in Asia and Europe. The table below shows the fund’s advantage over its peers in the long term, since the fund began on April 16, 1984.

[Begin Sidebar]
Results at a glance (through September 30, 2006, with all distributions reinvested)

	Total return	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

EuroPacific Growth Fund	+20.1%	+15.4%	+11.0%	+13.8%
MSCI ACWI (All-Country World Index) Index,SM ex-USA[2,3]	+19.4	+16.4	+7.6	—
Lipper International Funds Average[4]	+18.1	+13.7	+7.8	+11.3
MSCI EAFE® (Europe, Australasia, Far East) Index[2]	+19.6	+14.7	+7.2	+11.5

1 Since April 16, 1984.
2 Indexes are unmanaged.
3 The index did not exist prior to December 31, 1987.
4 Source: Lipper. Lipper averages do not include the effects of sales charges.
[End Sidebar]

What helped the fund

Our European investments were a particular area of strength over the period. These companies have been paying high dividends, corporate balance sheets look strong, and inflation appears benign in the region. Over the past few years, there have been a number of private equity management buy-out deals, which have acted as a bulwark for stock prices and valuations. Currency also had a positive effect on returns; the euro strengthened 4.7% against the U.S. dollar in the six-month period.

About 47% of the fund’s assets were invested in European companies, which enabled the region’s robust performance to lift the fund’s return. The biggest holdings were in the United Kingdom, where stocks returned 9.4%.* The fund also benefited from its large holdings in Switzerland, Germany and France, where markets were up 10.8%, 5.0% and 8.2%, respectively.

*Country returns are based on MSCI indexes, expressed in U.S. dollars and assuming reinvestment of dividends, unless otherwise indicated.

In fact, seven of the fund’s top 10 holdings were European as of September 30, 2006, and all seven of those gained during the six-month period. Specifically, pharmaceutical maker Roche was up 16.3% and food and beverage company Nestlé returned 17.5%; both of these are based in Switzerland but are truly global companies. German pharmaceutical manufacturer Bayer was up 27.4%. Oil and gas company Royal Dutch Shell (+5.1%), pharmaceutical makers AstraZeneca (+23.7%) and Novo Nordisk (+19.3%), and Dutch financial services company ING Groep (+12.1%) also contributed positive returns.

What hurt the fund

Despite expectations that economic growth in Japan last year would translate into gains in Japanese stocks, the markets there have remained stagnant. As a whole, Japanese equities retreated 5.2% during the six-month period. Currency was not an issue in Japan, as the measure was down a similar percentage in both yen and U.S. dollar terms. Changes in Japan’s regulatory policies hurt our consumer finance holdings, including Takefuji, ORIX and AIFUL. Other holdings that disappointed in the period were Nitto Denko, a Japanese industrial manufacturer, down 29.9%; convenience store operator Seven & I Holdings, down 18.5%; and banking conglomerate Mitsubishi UFJ Financial, down 16.1%.

Several of the fund’s less-successful holdings during the period were South Korean companies, which made up 7.8% of the fund. The region was down 0.3% in local currency according to the MSCI Country Index, pulling back slightly after an extended period of strength. Kookmin Bank, one of our largest holdings, fell 9.3%, and LG Electronics was down 20.2%. However, despite short-term issues that have hurt share prices in the region, we believe our Japanese and South Korean holdings represent solid companies poised for growth in the long term.

[Begin Sidebar]
Where the fund’s assets are invested (percent invested by country)

EuroPacific invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

			MSCI ACWI
			(All-Country
	EuroPacific		World Index)
	Growth Fund		Index, ex-USA[2]
	(9/30/06)	(3/31/06)	(9/30/06)
Europe
Euro zone[3]	26.9%	22.9%	26.8%
United Kingdom	8.7	8.1	19.1
Switzerland	7.8	6.1	5.7
Denmark	1.4	1.2	.6
Russia	.8	1.5	1.5
Norway	.6	1.2	.7
Hungary	.7	.7	.1
Other Europe	.5	.4	2.4
	47.4	42.1	56.9

Pacific Basin
Japan	14.9	17.7	18.9
South Korea	7.8	8.0	2.4
Taiwan	5.4	4.8	1.8
Mexico	2.7	2.7	.9
Canada	2.4	2.7	6.2
Hong Kong	2.1	2.0	1.4
Australia	1.6	1.4	4.2
Indonesia	.6	.7	.2
Singapore	.6	.6	.7
China	.4	.6	1.3
Other Pacific Basin	1.0	1.1	.8
	39.5	42.3	38.8

Other
India	2.5	2.1	.9
Brazil	2.1	3.4	1.4
South Africa	.9	1.2	1.1
Other countries	.2	—	.9
	5.7	6.7	4.3
Short-term securities & other assets less liabilities	7.4	8.9	—

Total	100.0%	100.0%	100.0%

1 A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
2 Weighted by market capitalization.
3 Countries using the common currency, the euro, are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal and Spain.

Looking ahead

We continue to be cautiously optimistic about the global economy. Recent political changes in Europe and Japan should support an increasingly business-friendly environment. Inflation remains contained, and energy prices are moderating. Many countries continue their sturdy economic growth, and earnings projections for international firms remain strong with valuations quite reasonable from a historical perspective.

No one knows for sure the path that the global economy will take in the short term. The current environment of some uncertainty underscores the importance of a long-term approach to stock selection, which has always been our top priority. Relying on our intensive global research effort, we set our sights on companies outside the United States that are most likely to negotiate periods of uncertainty and be leaders in the years ahead.

Finally, we take this opportunity to thank all our shareholders, new and old, for your faith in us and your continued support.

Sincerely,

/s/ Gina H. Despres	/s/ Mark Denning
Gina H. Despres	Mark Denning
Vice Chairman of the Board	President

November 8, 2006

For current information about the fund, visit americanfunds.com.

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2006:

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%,
payable only if shares are sold within six
years of purchase	+14.18%	+14.26%	+3.72%
Not reflecting CDSC	+19.18%	+14.50%	+3.72%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable
only if shares are sold within one year
of purchase	+18.07%	+14.41%	+9.91%
Not reflecting CDSC	+19.07%	+14.41%	+9.91%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+20.06%	+15.31%	+10.80%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+13.14%	—	+13.73%
Not reflecting maximum sales charge	+20.05%	—	+15.20%

Class 529-B shares† — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	+14.02%	—	+14.42%
Not reflecting CDSC	+19.02%	—	+14.68%

Class 529-C shares†— first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable
only if shares are sold within one year
of purchase	+18.01%	—	+14.20%
Not reflecting CDSC	+19.01%	—	+14.20%

Class 529-E shares*†— first sold 3/7/02	+19.64%	—	+13.71%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+20.21%	—	+21.64%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Summary investment portfolio	unaudited
September 30, 2006

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Industry sector diversification	(percent of net assets)
Financials	22.48%
Information technology	12.46
Consumer discretionary	12.42
Health care	8.77
Consumer staples	7.36
Other industries	29.00
Convertible securities & Rights & warrants	0.07
Short-term securities & other assets less liabilities	7.44

[end pie chart]

		Market	Percent
		value	of net
Common stocks - 92.49%	Shares	(000)	assets

Financials - 22.48%
Kookmin Bank (1)	15,660,910	$1,226,425
Kookmin Bank (1) (2)	330,000	25,843	1.41%
ING Groep NV (1)	23,131,017	1,015,452	1.14
AXA SA (1)	27,466,214	1,011,711	1.14
BNP Paribas (1)	7,224,199	776,665.87
Sun Hung Kai Properties Ltd. (1)	67,800,000	740,051.83
Mitsubishi UFJ Financial Group, Inc. (1)	54,228	695,784.78
UniCredito Italiano SpA (Italy) (1)	72,140,000	598,211
UniCredito Italiano SpA (Germany) (1)	10,000,000	82,527.77
UBS AG (1)	10,336,796	617,787.70
Banco Santander Central Hispano, SA (1)	35,864,805	566,661.64
Shinhan Financial Group Co., Ltd. (1)	12,200,900	548,767.62
Erste Bank der oesterreichischen Sparkassen AG (1)	8,280,610	515,293.58
Mizuho Financial Group, Inc. (1)	60,262	466,605.52
Other securities		11,082,504	12.48
		19,970,286	22.48

Information technology - 12.46%
Samsung Electronics Co., Ltd. (1)	1,931,575	1,360,744
Samsung Electronics Co., Ltd., nonvoting preferred (1)	48,800	25,562	1.56
Hon Hai Precision Industry Co., Ltd. (1)	169,268,901	1,029,260	1.16
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	457,126,622	822,536
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	19,832,148	190,389	1.14
Hynix Semiconductor Inc. (1) (3)	18,507,940	732,581.83
Nintendo Co., Ltd. (1)	2,939,100	607,218.68
Toshiba Corp. (1)	78,028,000	508,268.57
Murata Manufacturing Co., Ltd. (1)	6,377,500	444,941.50
Other securities		5,341,491	6.02
		11,062,990	12.46

Consumer discretionary - 12.42%
Industria de Diseno Textil, SA (1)	18,507,915	863,559.97
Continental AG (1)	7,293,000	844,894.95
Hyundai Motor Co. (1)	7,744,120	665,028.75
Vivendi SA (1)	16,942,448	609,863.69
Toyota Motor Corp. (1)	11,122,600	605,854.68
Renault SA (1)	4,954,400	567,808.64
Compagnie Générale des Etablissements Michelin, Class B (1)	6,998,000	512,474.58
Swatch Group Ltd, non-registered shares (1)	1,650,246	318,699
Swatch Group Ltd (1)	4,367,061	169,287.55
Mediaset SpA (1)	44,767,109	480,951.54
Honda Motor Co., Ltd. (1)	14,084,250	475,307.53
LG Electronics Inc. (1)	7,165,850	463,855.52
Other securities		4,457,915	5.02
		11,035,494	12.42

Health care - 8.77%
Roche Holding AG (1)	15,169,550	2,625,426	2.96
AstraZeneca PLC (Sweden) (1)	11,286,617	703,287
AstraZeneca PLC (United Kingdom) (1)	7,305,000	456,414	1.31
Novo Nordisk A/S, Class B (1)	14,824,750	1,101,232	1.24
UCB NV (1)	7,730,059	491,574.55
Other securities		2,412,159	2.71
		7,790,092	8.77

Consumer staples - 7.36%
Nestlé SA (1)	4,660,000	1,624,711	1.83
Koninklijke Ahold NV (1) (3)	75,167,132	796,989.90
Seven & I Holdings Co., Ltd. (1)	17,282,300	557,659.63
Other securities		3,553,762	4.00
		6,533,121	7.36

Telecommunication services - 6.97%
América Móvil SA de CV, Series L (ADR)	33,648,000	1,324,722
América Móvil SA de CV, Series L	21,540,000	42,562	1.54
Koninklijke KPN NV (1)	51,045,000	650,499.73
Vodafone Group PLC (1)	249,457,931	570,159.64
Other securities		3,599,683	4.06
		6,187,625	6.97

Energy - 6.62%
Royal Dutch Shell PLC, Class B (1)	20,478,633	698,019
Royal Dutch Shell PLC, Class A (1)	8,537,000	281,263
Royal Dutch Shell PLC, Class B (ADR)	1,874,848	128,202
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	66,100	1.32
Oil & Natural Gas Corp. Ltd. (1)	24,226,043	619,030.70
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	6,982,500	585,343.66
Reliance Industries Ltd. (1)	20,632,718	527,108.59
MOL Magyar Olaj- és Gázipari Rt., Class A (1)	5,038,900	458,241.52
Other securities		2,512,621	2.83
		5,875,927	6.62

Materials - 5.91%
Bayer AG (1)	28,563,500	1,458,197	1.64
Linde AG (1)	5,987,008	564,752.64
Nitto Denko Corp. (1)	8,687,900	516,934.58
Other securities		2,706,841	3.05
		5,246,724	5.91

Industrials - 4.53%
Asahi Glass Co., Ltd. (1)	40,439,000	500,853.56
Other securities		3,523,976	3.97
		4,024,829	4.53

Utilities - 2.25%
E.ON AG (1)	3,948,000	469,098.53
Veolia Environnement (1)	7,394,400	446,201.50
Other securities		1,083,416	1.22
		1,998,715	2.25

Miscellaneous - 2.72%
Other common stocks in initial period of acquisition		2,419,314	2.72

Total common stocks (cost: $59,158,867,000)		82,145,117	92.49

		Market	Percent
		value	of net
Rights & warrants - 0.05%	Shares	(000)	assets

Other - 0.05%
ING Groep NV, warrants, expire 2008 (3)	1,730,000	45,210.05
Other securities		-*	.00

Total rights & warrants (cost: $46,430,000)		45,210.05

		Market	Percent
		value	of net
Convertible securities - 0.02%		(000)	assets

Financials - 0.02%
Other securities		18,950.02

Total convertible securities (cost: $20,359,000)		18,950.02

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 7.35%	(000)	(000)	assets

BNP Paribas Finance Inc. 5.21%-5.29% due 11/16/2006-1/18/2007 (4)	$250,000	247,402.28
Mont Blanc Capital Corp. 5.27%-5.39% due 10/10/2006 (2)	50,000	49,928
ING (U.S.) Funding LLC 5.255% due 12/11/2006	50,000	49,492.11
Other securities		6,175,383	6.96

Total short-term securities (cost: $6,520,944,000)		6,522,205	7.35

Total investment securities (cost: $65,746,600,000)		88,731,482	99.91
Other assets less liabilities		80,847.09

Net assets		$88,812,329	100.00%

*Amount less than one thousand.

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holding listed below is also among the fund's largest holdings and is shown in the preceding summary investment portfolio. Further details on this holding and related transactions during the six months ended September 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 9/30/06 (000)
UCB NV	7,296,059	510,000	76,000	7,730,059	$6,886	$491,574

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. At September 30, 2006, 284 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $73,091,690,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $3,083,658,000, which represented 3.47% of the net assets of the fund.

(3) Security did not produce income during the last 12 months.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at September 30, 2006 (dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $65,422,309)	$88,239,908
Affiliated issuer (cost: $324,291)	491,574	$88,731,482
Cash denominated in non-U.S. currencies (cost: $25,131)		24,311
Cash		8,884
Receivables for:
Sales of investments	242,050
Sales of fund's shares	248,156
Open forward currency contracts	40,317
Dividends and interest	134,098	664,621
		89,429,298
Liabilities:
Payables for:
Purchases of investments	375,637
Repurchases of fund's shares	176,016
Investment advisory services	27,742
Services provided by affiliates	25,596
Deferred trustees' compensation	2,699
Other fees and expenses	9,279	616,969
Net assets at September 30, 2006		$88,812,329

Net assets consist of:
Capital paid in on shares of beneficial interest		$59,744,645
Undistributed net investment income		742,215
Undistributed net realized gain		5,308,531
Net unrealized appreciation		23,016,938
Net assets at September 30, 2006		$88,812,329

Shares of beneficial interest issued and outstanding - unlimited shares authorized (1,933,248 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share *

Class A	$51,981,070	1,127,755	$46.09
Class B	1,518,128	33,431	45.41
Class C	3,068,466	68,169	45.01
Class F	7,295,439	158,844	45.93
Class 529-A	461,551	10,062	45.87
Class 529-B	73,703	1,635	45.07
Class 529-C	192,842	4,282	45.04
Class 529-E	28,096	617	45.54
Class 529-F	29,395	640	45.90
Class R-1	93,592	2,082	44.95
Class R-2	873,387	19,399	45.02
Class R-3	5,423,366	119,402	45.42
Class R-4	6,512,161	143,002	45.54
Class R-5	11,261,133	243,928	46.17
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $48.90 and $48.67, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended September 30, 2006	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $133,038;
also includes $6,886 from affiliate)	$1,128,113
Interest (net of non-U.S. taxes of $7)	159,493	$1,287,606

Fees and expenses(*):
Investment advisory services	181,356
Distribution services	118,635
Transfer agent services	19,215
Administrative services	22,703
Reports to shareholders	1,122
Registration statement and prospectus	3,349
Postage, stationery and supplies	1,995
Trustees' compensation	345
Auditing and legal	74
Custodian	12,029
Other	52
Total fees and expenses before reimbursements/waivers	360,875
Less reimbursements/waivers of fees and expenses:
Investment advisory services	18,136
Administrative services	292
Total fees and expenses after reimbursements/waivers		342,447
Net investment income		945,159

Net realized gain and unrealized
appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	2,251,569
Non-U.S. currency transactions	(22,077)	2,229,492
Net unrealized appreciation on:
Investments	277,230
Non-U.S. currency translations	39,536	316,766
Net realized gain and unrealized appreciation
on investments and non-U.S. currency		2,546,258
Net increase in net assets resulting from operations		$3,491,417

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands	)

	Six months ended
	September 30,	Year ended March 31,
	2006*	2006
Operations:
Net investment income	$945,159	$971,674
Net realized gain on investments
and non-U.S. currency transactions	2,229,492	4,869,519
Net unrealized appreciation on investments
and non-U.S. currency translations	316,766	11,583,898
Net increase in net assets
resulting from operations	3,491,417	17,425,091

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gain	-	(1,165,183)
Distributions from net realized gain on investments	-	(2,179,508)
Total dividends and distributions paid to shareholders	-	(3,344,691)

Capital share transactions	4,124,782	12,951,237

Total increase in net assets	7,616,199	27,031,637

Net assets:
Beginning of period	81,196,130	54,164,493
End of period (including undistributed net investment income and distributions in excess of net investment income:
$742,215 and $(202,944), respectively)	$88,812,329	$81,196,130

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended September 30, 2006, non-U.S. taxes paid on realized gains were $1,358,000. As of September 30, 2006, non-U.S. taxes provided on unrealized gains were $6,325,000.

3.	Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2006, the fund had tax basis undistributed ordinary income of $1,658,836,000 and undistributed long-term capital gain of $1,922,922,000.

As of September 30, 2006, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$23,492,670
Gross unrealized depreciation on investment securities	(1,199,100)
Net unrealized appreciation on investment securities	22,293,570
Cost of investment securities	66,437,912

No distributions were paid to shareholders during the six months ended September 30, 2006. For the year ended March 31, 2006, the tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended March 31, 2006
Share class	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$759,044	$1,397,736	$2,156,780
Class B	13,272	38,144	51,416
Class C	24,151	69,543	93,694
Class F	93,903	173,956	267,859
Class 529-A	5,281	9,692	14,973
Class 529-B	546	1,718	2,264
Class 529-C	1,435	4,253	5,688
Class 529-E	274	589	863
Class 529-F	327	577	904
Class R-1	599	1,547	2,146
Class R-2	6,864	18,799	25,663
Class R-3	50,412	106,965	157,377
Class R-4	70,568	130,147	200,715
Class R-5	138,507	225,842	364,349
Total	$1,165,183	$2,179,508	$3,344,691

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.405% on such assets in excess of $71 billion. During the period ended September 30, 2006, CRMC reduced investment advisory service rates to a proposed rate that would continue the series of rates to include an additional annual rate of 0.400% on daily net assets in excess of $89 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended September 30, 2006, total investment advisory services fees waived by CRMC were $18,136,000. As a result, the fee shown on the accompanying financial statements of $181,356,000, which was equivalent to an annualized rate of 0.428%, was reduced to $163,220,000, or 0.385% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2006, unreimbursed expenses subject to reimbursement totaled $11,413,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended September 30, 2006, the total administrative services fees paid by CRMC were $292,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended September 30, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$63,358	$18,703	Not applicable	Not applicable	Not applicable
Class B	7,272	512	Not applicable	Not applicable	Not applicable
Class C	14,422	Included in administrative services	$1,998	$240	Not applicable
Class F	8,896		3,243	392	Not applicable
Class 529-A	352		153	21	$211
Class 529-B	344		25	14	34
Class 529-C	888		65	29	89
Class 529-E	65		9	1	13
Class 529-F	-		10	1	13
Class R-1	401		47	15	Not applicable
Class R-2	2,996		586	1,359	Not applicable
Class R-3	12,249		3,675	830	Not applicable
Class R-4	7,392		4,435	56	Not applicable
Class R-5	Not applicable		5,103	36	Not applicable
Total	$118,635	$19,215	$19,349	$2,994	$360

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $345,000, shown on the accompanying financial statements, includes $203,000 in current fees (either paid in cash or deferred) and a net increase of $142,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2006
Class A	$4,475,374	99,893	$-	-	$(4,795,311)	(108,030)	$(319,937)	(8,137)
Class B	152,474	3,442	-	-	(82,850)	(1,895)	69,624	1,547
Class C	470,651	10,713	-	-	(206,191)	(4,761)	264,460	5,952
Class F	1,489,830	33,406	-	-	(1,179,788)	(26,327)	310,042	7,079
Class 529-A	67,996	1,528	-	-	(11,225)	(254)	56,771	1,274
Class 529-B	8,005	183	-	-	(1,333)	(31)	6,672	152
Class 529-C	28,521	652	-	-	(6,601)	(152)	21,920	500
Class 529-E	3,853	87	-	-	(745)	(17)	3,108	70
Class 529-F	5,871	132	-	-	(890)	(20)	4,981	112
Class R-1	34,739	800	-	-	(10,071)	(236)	24,668	564
Class R-2	203,683	4,661	-	-	(96,413)	(2,220)	107,270	2,441
Class R-3	1,500,783	33,876	-	-	(604,980)	(13,850)	895,803	20,026
Class R-4	1,591,035	35,861	-	-	(672,136)	(15,371)	918,899	20,490
Class R-5	2,614,350	58,386	-	-	(853,849)	(19,313)	1,760,501	39,073
Total net increase
(decrease)	$12,647,165	283,620	$-	-	$(8,522,383)	(192,477)	$4,124,782	91,143

Year ended March 31, 2006
Class A	$8,534,230	212,260	$2,043,046	49,977	$(7,057,998)	(179,258)	$3,519,278	82,979
Class B	251,424	6,302	49,103	1,213	(103,791)	(2,660)	196,736	4,855
Class C	862,304	21,782	90,002	2,240	(231,111)	(5,932)	721,195	18,090
Class F	2,239,413	56,190	234,046	5,745	(792,274)	(19,984)	1,681,185	41,951
Class 529-A	124,997	3,132	14,973	368	(10,656)	(266)	129,314	3,234
Class 529-B	13,939	354	2,264	56	(1,558)	(40)	14,645	370
Class 529-C	51,016	1,300	5,688	141	(6,419)	(163)	50,285	1,278
Class 529-E	8,384	211	863	21	(708)	(17)	8,539	215
Class 529-F	7,844	195	904	22	(847)	(21)	7,901	196
Class R-1	39,340	988	2,142	53	(13,441)	(350)	28,041	691
Class R-2	336,231	8,570	25,635	638	(115,279)	(2,947)	246,587	6,261
Class R-3	2,149,181	54,390	157,301	3,895	(965,574)	(24,801)	1,340,908	33,484
Class R-4	2,523,838	63,546	200,459	4,961	(856,006)	(21,686)	1,868,291	46,821
Class R-5	3,672,179	91,973	354,930	8,684	(888,777)	(22,271)	3,138,332	78,386
Total net increase
(decrease)	$20,814,320	521,193	$3,181,356	78,014	$(11,044,439)	(280,396)	$12,951,237	318,811

* Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of September 30, 2006, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows (amounts in thousands):
	Contract amount		U.S. valuations at September 30, 2006

				Unrealized
Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	appreciation

Sales:

South African Rand
expiring 12/1/2006	ZAR2,029,350	$300,000	$259,683	$40,317

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $15,576,143,000 and $9,995,232,000, respectively, during the six months ended September 30, 2006.

Financial highlights (1)

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets
Class A:
Six months ended 9/30/2006 (5)	$44.20	$.51	$1.38	$1.89	$-	$-	$-	$46.09	4.27%	$51,981		.80%	(6)	.76%	(6)	2.29%	(6)
Year ended 3/31/2006	35.63	.62	9.99	10.61	(.72)	(1.32)	(2.04)	44.20	30.25	50,209		.81		.76		1.58
Year ended 3/31/2005	32.26	.43	3.45	3.88	(.51)	-	(.51)	35.63	12.08	37,515		.83		.82		1.31
Year ended 3/31/2004	20.78	.29	11.50	11.79	(.31)	-	(.31)	32.26	57.11	32,759		.87		.87		1.08
Year ended 3/31/2003	27.23	.25	(6.46)	(6.21)	(.24)	-	(.24)	20.78	(23.16)	20,143		.90		.90		1.06
Year ended 3/31/2002	28.72	.33	(1.16)	(.83)	(.66)	-	(.66)	27.23	(2.63)	27,765		.88		.88		1.21
Class B:
Six months ended 9/30/2006 (5)	43.71	.34	1.36	1.70	-	-	-	45.41	3.89	1,518		1.54	(6)	1.50	(6)	1.54	(6)
Year ended 3/31/2006	35.29	.32	9.88	10.20	(.46)	(1.32)	(1.78)	43.71	29.32	1,394		1.55		1.51		.82
Year ended 3/31/2005	32.00	.18	3.41	3.59	(.30)	-	(.30)	35.29	11.24	954		1.58		1.56		.55
Year ended 3/31/2004	20.65	.08	11.41	11.49	(.14)	-	(.14)	32.00	55.95	737		1.62		1.62		.31
Year ended 3/31/2003	27.09	.07	(6.43)	(6.36)	(.08)	-	(.08)	20.65	(23.79)	387		1.68		1.68		.28
Year ended 3/31/2002	28.56	.11	(1.14)	(1.03)	(.44)	-	(.44)	27.09	(3.34)	422		1.65		1.65		.41
Class C:
Six months ended 9/30/2006 (5)	43.35	.32	1.34	1.66	-	-	-	45.01	3.83	3,068		1.63	(6)	1.59	(6)	1.45	(6)
Year ended 3/31/2006	35.04	.27	9.82	10.09	(.46)	(1.32)	(1.78)	43.35	29.21	2,697		1.64		1.60		.71
Year ended 3/31/2005	31.81	.14	3.40	3.54	(.31)	-	(.31)	35.04	11.16	1,546		1.67		1.65		.44
Year ended 3/31/2004	20.58	.06	11.37	11.43	(.20)	-	(.20)	31.81	55.76	939		1.70		1.70		.19
Year ended 3/31/2003	27.07	.05	(6.42)	(6.37)	(.12)	-	(.12)	20.58	(23.80)	275		1.74		1.74		.19
Year ended 3/31/2002	28.56	.06	(1.14)	(1.08)	(.41)	-	(.41)	27.07	(3.53)	178		1.77		1.77		.22
Class F:
Six months ended 9/30/2006 (5)	44.05	.50	1.38	1.88	-	-	-	45.93	4.27	7,296		.82	(6)	.78	(6)	2.26	(6)
Year ended 3/31/2006	35.52	.59	9.97	10.56	(.71)	(1.32)	(2.03)	44.05	30.22	6,686		.84		.80		1.50
Year ended 3/31/2005	32.18	.40	3.45	3.85	(.51)	-	(.51)	35.52	12.01	3,901		.90		.89		1.20
Year ended 3/31/2004	20.75	.27	11.48	11.75	(.32)	-	(.32)	32.18	57.02	2,449		.92		.92		.97
Year ended 3/31/2003	27.23	.24	(6.46)	(6.22)	(.26)	-	(.26)	20.75	(23.21)	861		.94		.94		1.00
Year ended 3/31/2002	28.72	.26	(1.11)	(.85)	(.64)	-	(.64)	27.23	(2.71)	580		.95		.95		.98
Class 529-A:
Six months ended 9/30/2006 (5)	44.00	.50	1.37	1.87	-	-	-	45.87	4.25	462		.82	(6)	.78	(6)	2.24	(6)
Year ended 3/31/2006	35.49	.58	9.97	10.55	(.72)	(1.32)	(2.04)	44.00	30.21	387		.85		.80		1.47
Year ended 3/31/2005	32.15	.39	3.46	3.85	(.51)	-	(.51)	35.49	12.04	197		.91		.89		1.18
Year ended 3/31/2004	20.74	.27	11.47	11.74	(.33)	-	(.33)	32.15	57.00	104		.91		.91		.98
Year ended 3/31/2003	27.23	.23	(6.45)	(6.22)	(.27)	-	(.27)	20.74	(23.22)	33		.94		.94		.98
Period from 2/15/2002 to 3/31/2002	26.02	.11	1.10	1.21	-	-	-	27.23	4.88	4		.13		.13		.42
Class 529-B:
Six months ended 9/30/2006 (5)	43.42	.30	1.35	1.65	-	-	-	45.07	3.80	74		1.69	(6)	1.65	(6)	1.38	(6)
Year ended 3/31/2006	35.09	.25	9.82	10.07	(.42)	(1.32)	(1.74)	43.42	29.10	64		1.71		1.67		.64
Year ended 3/31/2005	31.86	.10	3.40	3.50	(.27)	-	(.27)	35.09	11.01	39		1.80		1.79		.30
Year ended 3/31/2004	20.61	.02	11.38	11.40	(.15)	-	(.15)	31.86	55.61	24		1.83		1.83		.06
Year ended 3/31/2003	27.21	.02	(6.43)	(6.41)	(.19)	-	(.19)	20.61	(23.91)	8		1.86		1.86		.07
Period from 2/19/2002 to 3/31/2002	25.54	.08	1.59	1.67	-	-	-	27.21	6.77	1		.20		.20		.29
Class 529-C:
Six months ended 9/30/2006 (5)	43.38	.30	1.36	1.66	-	-	-	45.04	3.83	193		1.68	(6)	1.64	(6)	1.39	(6)
Year ended 3/31/2006	35.08	.24	9.83	10.07	(.45)	(1.32)	(1.77)	43.38	29.11	164		1.70		1.66		.63
Year ended 3/31/2005	31.86	.10	3.40	3.50	(.28)	-	(.28)	35.08	11.02	88		1.79		1.78		.31
Year ended 3/31/2004	20.61	.02	11.39	11.41	(.16)	-	(.16)	31.86	55.66	50		1.82		1.82		.07
Year ended 3/31/2003	27.20	.02	(6.42)	(6.40)	(.19)	-	(.19)	20.61	(23.88)	15		1.84		1.84		.08
Period from 2/15/2002 to 3/31/2002	26.02	.09	1.09	1.18	-	-	-	27.20	4.77	1		.22		.22		.35
Class 529-E:
Six months ended 9/30/2006 (5)	43.75	.42	1.37	1.79	-	-	-	45.54	4.09	28		1.16	(6)	1.11	(6)	1.91	(6)
Year ended 3/31/2006	35.33	.45	9.91	10.36	(.62)	(1.32)	(1.94)	43.75	29.77	24		1.18		1.13		1.13
Year ended 3/31/2005	32.04	.28	3.43	3.71	(.42)	-	(.42)	35.33	11.63	12		1.26		1.24		.84
Year ended 3/31/2004	20.69	.17	11.44	11.61	(.26)	-	(.26)	32.04	56.45	7		1.28		1.28		.61
Year ended 3/31/2003	27.23	.15	(6.44)	(6.29)	(.25)	-	(.25)	20.69	(23.48)	2		1.30		1.30		.66
Period from 3/7/2002 to 3/31/2002	27.39	.06	(.22)	(.16)	-	-	-	27.23	(.36)	-	(7)	.09		.09		.23
Class 529-F:
Six months ended 9/30/2006 (5)	43.98	.53	1.39	1.92	-	-	-	45.90	4.34	29		.66	(6)	.61	(6)	2.40	(6)
Year ended 3/31/2006	35.45	.64	9.96	10.60	(.75)	(1.32)	(2.07)	43.98	30.39	23		.70		.66		1.63
Year ended 3/31/2005	32.13	.36	3.44	3.80	(.48)	-	(.48)	35.45	11.89	12		1.01		.99		1.09
Year ended 3/31/2004	20.74	.24	11.48	11.72	(.33)	-	(.33)	32.13	56.79	6		1.02		1.02		.82
Period from 9/16/2002 to 3/31/2003	22.67	.16	(1.83)	(1.67)	(.26)	-	(.26)	20.74	(7.57)	1		1.05	(6)	1.05	(6)	1.31	(6)
Class R-1:
Six months ended 9/30/2006 (5)	$43.29	$.31	$1.35	$1.66	$-	$-	$-	$44.95	3.83%	$94		1.63%	(6)	1.58%	(6)	1.40%	(6)
Year ended 3/31/2006	35.04	.26	9.82	10.08	(.51)	(1.32)	(1.83)	43.29	29.16	66		1.65		1.61		.66
Year ended 3/31/2005	31.89	.11	3.43	3.54	(.39)	-	(.39)	35.04	11.18	29		1.72		1.68		.34
Year ended 3/31/2004	20.67	.04	11.41	11.45	(.23)	-	(.23)	31.89	55.72	8		1.82		1.71		.15
Period from 6/17/2002 to 3/31/2003	26.26	.06	(5.41)	(5.35)	(.24)	-	(.24)	20.67	(20.56)	1		2.84	(6)	1.73	(6)	.32	(6)
Class R-2:
Six months ended 9/30/2006 (5)	43.36	.31	1.35	1.66	-	-	-	45.02	3.83	873		1.71	(6)	1.59	(6)	1.43	(6)
Year ended 3/31/2006	35.07	.26	9.83	10.09	(.48)	(1.32)	(1.80)	43.36	29.20	735		1.76		1.60		.68
Year ended 3/31/2005	31.86	.14	3.41	3.55	(.34)	-	(.34)	35.07	11.17	375		1.90		1.64		.42
Year ended 3/31/2004	20.64	.05	11.40	11.45	(.23)	-	(.23)	31.86	55.78	174		2.08		1.67		.17
Period from 5/31/2002 to 3/31/2003	27.34	.10	(6.55)	(6.45)	(.25)	-	(.25)	20.64	(23.80)	29		2.33	(6)	1.70	(6)	.53	(6)
Class R-3:
Six months ended 9/30/2006 (5)	43.64	.42	1.36	1.78	-	-	-	45.42	4.08	5,423		1.15	(6)	1.11	(6)	1.92	(6)
Year ended 3/31/2006	35.23	.46	9.89	10.35	(.62)	(1.32)	(1.94)	43.64	29.85	4,336		1.15		1.11		1.18
Year ended 3/31/2005	31.96	.30	3.42	3.72	(.45)	-	(.45)	35.23	11.68	2,321		1.18		1.16		.89
Year ended 3/31/2004	20.68	.15	11.45	11.60	(.32)	-	(.32)	31.96	56.46	1,052		1.29		1.29		.51
Period from 5/21/2002 to 3/31/2003	27.64	.17	(6.86)	(6.69)	(.27)	-	(.27)	20.68	(24.40)	63		1.35	(6)	1.31	(6)	.87	(6)
Class R-4:
Six months ended 9/30/2006 (5)	43.69	.48	1.37	1.85	-	-	-	45.54	4.24	6,512		.87	(6)	.83	(6)	2.20	(6)
Year ended 3/31/2006	35.25	.57	9.91	10.48	(.72)	(1.32)	(2.04)	43.69	30.20	5,352		.87		.83		1.45
Year ended 3/31/2005	31.95	.39	3.44	3.83	(.53)	-	(.53)	35.25	12.04	2,668		.90		.88		1.17
Year ended 3/31/2004	20.63	.27	11.41	11.68	(.36)	-	(.36)	31.95	57.00	1,106		.92		.92		.92
Period from 6/7/2002 to 3/31/2003	26.69	.22	(6.00)	(5.78)	(.28)	-	(.28)	20.63	(21.87)	76		.96	(6)	.96	(6)	1.27	(6)
Class R-5:
Six months ended 9/30/2006 (5)	44.22	.55	1.40	1.95	-	-	-	46.17	4.41	11,261		.57	(6)	.53	(6)	2.48	(6)
Year ended 3/31/2006	35.64	.69	10.02	10.71	(.81)	(1.32)	(2.13)	44.22	30.56	9,059		.58		.53		1.74
Year ended 3/31/2005	32.26	.50	3.47	3.97	(.59)	-	(.59)	35.64	12.38	4,507		.59		.58		1.51
Year ended 3/31/2004	20.78	.35	11.51	11.86	(.38)	-	(.38)	32.26	57.49	2,473		.61		.61		1.27
Period from 5/15/2002 to 3/31/2003	27.55	.26	(6.74)	(6.48)	(.29)	-	(.29)	20.78	(23.71)	782		.63	(6)	.63	(6)	1.31	(6)

	Six months ended
	September 30,	Year ended March 31
	2006(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	13%	35%	30%	25%	29%	27%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006, through September 30, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2006	Ending account value 9/30/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,042.74	$3.89	.76%
Class A -- assumed 5% return	1,000.00	1,021.26	3.85	.76
Class B -- actual return	1,000.00	1,038.89	7.67	1.50
Class B -- assumed 5% return	1,000.00	1,017.55	7.59	1.50
Class C -- actual return	1,000.00	1,038.29	8.12	1.59
Class C -- assumed 5% return	1,000.00	1,017.10	8.04	1.59
Class F -- actual return	1,000.00	1,042.66	3.99	.78
Class F -- assumed 5% return	1,000.00	1,021.16	3.95	.78
Class 529-A -- actual return	1,000.00	1,042.49	3.99	.78
Class 529-A -- assumed 5% return	1,000.00	1,021.16	3.95	.78
Class 529-B -- actual return	1,000.00	1,038.01	8.43	1.65
Class 529-B -- assumed 5% return	1,000.00	1,016.80	8.34	1.65
Class 529-C -- actual return	1,000.00	1,038.26	8.38	1.64
Class 529-C -- assumed 5% return	1,000.00	1,016.85	8.29	1.64
Class 529-E -- actual return	1,000.00	1,040.91	5.68	1.11
Class 529-E -- assumed 5% return	1,000.00	1,019.50	5.62	1.11
Class 529-F -- actual return	1,000.00	1,043.45	3.12	.61
Class 529-F -- assumed 5% return	1,000.00	1,022.01	3.09	.61
Class R-1 -- actual return	1,000.00	1,038.35	8.07	1.58
Class R-1 -- assumed 5% return	1,000.00	1,017.15	7.99	1.58
Class R-2 -- actual return	1,000.00	1,038.30	8.12	1.59
Class R-2 -- assumed 5% return	1,000.00	1,017.10	8.04	1.59
Class R-3 -- actual return	1,000.00	1,040.80	5.68	1.11
Class R-3 -- assumed 5% return	1,000.00	1,019.50	5.62	1.11
Class R-4 -- actual return	1,000.00	1,042.37	4.25	.83
Class R-4 -- assumed 5% return	1,000.00	1,020.91	4.20	.83
Class R-5 -- actual return	1,000.00	1,044.09	2.72	.53
Class R-5 -- assumed 5% return	1,000.00	1,022.41	2.69	.53

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in EuroPacific Growth Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.02 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete September 30, 2006, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

30 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
         > EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
         Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds       Capital Research and Management             Capital International              Capital Guardian                 Capital Bank and Trust

Lit. No. MFGESR-916-1106P

Litho in USA BG/LPT/8082-S7487

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds ®]

EuroPacific Growth Fund®
Investment portfolio

September 30, 2006
		unaudited

		Market value
Common stocks — 92.49%	Shares	(000)

FINANCIALS — 22.48%
Kookmin Bank[1]	15,660,910	$1,226,425
Kookmin Bank[1,2]	330,000	25,843
ING Groep NV1	23,131,017	1,015,452
AXA SA1	27,466,214	1,011,711
BNP Paribas[1]	7,224,199	776,665
Sun Hung Kai Properties Ltd.[1]	67,800,000	740,051
Mitsubishi UFJ Financial Group, Inc.[1]	54,228	695,784
UniCredito Italiano SpA (Italy)[1]	72,140,000	598,211
UniCredito Italiano SpA (Germany)[1]	10,000,000	82,527
UBS AG1	10,336,796	617,787
Banco Santander Central Hispano, SA1	35,864,805	566,661
Shinhan Financial Group Co., Ltd.[1]	12,200,900	548,767
Erste Bank der oesterreichischen Sparkassen AG1	8,280,610	515,293
Mizuho Financial Group, Inc.[1]	60,262	466,605
Macquarie Bank Ltd.[1]	8,401,000	432,798
Cathay Financial Holding Co., Ltd.[1]	213,365,831	426,984
Hypo Real Estate Holding AG1	6,703,540	417,846
HSBC Holdings PLC (United Kingdom)[1]	13,747,439	250,536
HSBC Holdings PLC (Hong Kong)[1]	8,998,436	164,110
Sompo Japan Insurance Inc.[1]	30,683,000	403,232
Banco Itaú Holding Financeira SA, preferred nominative	13,192,700	395,353
Credit Suisse Group[1]	6,705,000	387,649
Mitsui Sumitomo Insurance Co., Ltd.[1]	27,031,000	337,118
Mitsui Trust Holdings, Inc.[1]	28,112,000	321,243
ORIX Corp.[1]	1,057,000	293,592
ORIX Corp. (ADR)	189,600	26,184
Hongkong Land Holdings Ltd.[1]	80,980,300	314,140
Banco Bilbao Vizcaya Argentaria, SA1	13,326,200	308,361
Commerzbank U.S. Finance, Inc.[1]	8,844,500	297,449
Sumitomo Mitsui Financial Group, Inc.[1]	27,590	289,309
Sberbank (Savings Bank of the Russian Federation) (GDR)	1,142,882	288,006
Housing Development Finance Corp. Ltd.[1]	8,542,500	286,047
Société Générale[1]	1,798,000	285,795
Swire Pacific Ltd., Class A1	27,195,500	283,673
ABN AMRO Holding NV1	9,449,419	275,177
QBE Insurance Group Ltd.[1]	14,700,760	268,200
Banco Bradesco SA, preferred nominative	7,752,000	256,896
DEPFA BANK PLC[1]	12,890,000	238,160
Sampo Oyj, Class A1	10,900,000	227,088
Crédit Agricole SA1	4,870,000	213,740
Unibanco-União de Bancos Brasileiros SA, units (GDR)	2,815,000	208,310
FirstRand Ltd.[1]	88,900,000	202,573
Bank of Nova Scotia	4,600,000	197,749
NIPPONKOA Insurance Co., Ltd.[1]	24,280,000	194,335
Hana Financial Holdings[1]	4,217,700	193,616
Millea Holdings, Inc.[1]	5,531,500	192,300
Samsung Fire & Marine Insurance Co., Ltd.[1]	1,200,950	185,226
Royal Bank of Scotland Group PLC[1]	4,823,243	165,813
Fortis[1]	4,000,000	162,045
ICICI Bank Ltd.[1]	8,182,300	125,064
ICICI Bank Ltd. (ADR)	1,111,300	34,128
DBS Group Holdings Ltd.[1]	12,450,000	150,683
Lloyds TSB Group PLC[1]	14,500,000	146,268
Zurich Financial Services[1]	532,000	130,636
FöreningsSparbanken AB, Class A1	3,938,500	116,881
Allianz AG1	610,000	105,814
Insurance Australia Group Ltd.[1]	26,629,719	104,708
PT Bank Mandiri (Persero) Tbk[1]	391,756,500	99,079
PartnerRe Holdings Ltd.	1,395,000	94,260
DnB NOR ASA[1]	7,430,000	91,082
Topdanmark A/S1,3	615,050	84,843
State Bank of India[1]	3,690,000	82,905
Takefuji Corp.[1]	1,680,730	77,059
HDFC Bank Ltd.[1]	3,391,258	68,268
Fairfax Financial Holdings Ltd.	500,000	64,890
Mitsubishi Estate Co., Ltd.[1]	2,775,000	60,885
Brookfield Asset Management Inc., Class A	1,215,750	53,765
Security Capital European Realty[1,2,3]	39,607	633
		19,970,286

INFORMATION TECHNOLOGY — 12.46%
Samsung Electronics Co., Ltd.[1]	1,931,575	1,360,744
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	25,562
Hon Hai Precision Industry Co., Ltd.[1]	169,268,901	1,029,260
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	457,126,622	822,536
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	19,832,148	190,389
Hynix Semiconductor Inc.[1,3]	18,507,940	732,581
Nintendo Co., Ltd.[1]	2,939,100	607,218
Toshiba Corp.[1]	78,028,000	508,268
Murata Manufacturing Co., Ltd.[1]	6,377,500	444,941
Nokia Corp. (ADR)	12,982,900	255,633
Nokia Corp.[1]	9,231,400	181,724
Rohm Co., Ltd.[1]	4,623,700	430,570
Tokyo Electron Ltd.[1]	4,395,700	326,201
Nippon Electric Glass Co., Ltd.[1]	13,969,000	309,661
High Tech Computer Corp.[1]	11,280,000	297,880
Chi Mei Optoelectronics Corp.[1]	269,681,770	297,588
LG.Philips LCD Co., Ltd.[1,3]	8,654,500	287,328
Hoya Corp.[1]	7,560,000	286,065
AU Optronics Corp.[1]	201,164,150	286,046
Hirose Electric Co., Ltd.[1]	1,830,000	243,586
Konica Minolta Holdings, Inc.[1,3]	17,545,000	235,859
Canon, Inc.[1]	4,012,600	210,152
Acer Inc.[1]	116,850,420	197,921
Powerchip Semiconductor Corp.[1]	293,258,447	187,022
Quanta Computer Inc.[1]	118,063,807	169,461
Compal Electronics, Inc.[1]	184,767,186	163,069
Mediatek Incorporation[1]	16,140,656	152,770
TDK Corp.[1]	1,525,000	122,113
Infosys Technologies Ltd.[1]	2,960,000	120,174
NEC Electronics Corp.[1,3]	3,450,000	119,067
SAP AG1	600,000	118,907
Advanced Semiconductor Engineering, Inc.[1,3]	116,643,491	108,148
Wipro Ltd.[1]	8,000,000	91,519
Yahoo Japan Corp.[1]	181,200	68,048
ASML Holding NV1,3	2,500,000	58,131
ASML Holding NV (New York registered)[3]	213,000	4,959
ASUSTeK Computer Inc.[1]	2,704,700	6,341
livedoor Co., Ltd.[1,3]	7,390,152	5,548
		11,062,990

CONSUMER DISCRETIONARY — 12.42%
Industria de Diseno Textil, SA1	18,507,915	863,559
Continental AG1	7,293,000	844,894
Hyundai Motor Co.[1]	7,744,120	665,028
Vivendi SA1	16,942,448	609,863
Toyota Motor Corp.[1]	11,122,600	605,854
Renault SA1	4,954,400	567,808
Compagnie Générale des Etablissements Michelin, Class B1	6,998,000	512,474
Swatch Group Ltd, non-registered shares[1]	1,650,246	318,699
Swatch Group Ltd[1]	4,367,061	169,287
Mediaset SpA[1]	44,767,109	480,951
Honda Motor Co., Ltd.[1]	14,084,250	475,307
LG Electronics Inc.[1]	7,165,850	463,855
SEGA SAMMY HOLDINGS INC.[1]	13,418,800	430,915
Kingfisher PLC[1]	93,422,191	428,436
News Corp., Class A	15,109,826	296,908
News Corp., Class B	1,848,614	38,155
British Sky Broadcasting Group PLC[1]	31,095,938	317,534
Carnival PLC[1]	6,297,200	300,826
Porsche AG, nonvoting preferred[1]	280,000	289,832
Suzuki Motor Corp.[1]	9,396,867	239,332
Esprit Holdings Ltd. [1]	25,482,000	232,351
NOK Corp.[1]	8,435,000	208,969
Cie. Financière Richemont AG, Class A, units[1]	3,858,816	185,544
Grupo Televisa, SA, ordinary participation certificates (ADR)	5,929,600	126,063
HYUNDAI MOBIS[1]	1,196,350	122,870
Volkswagen AG, nonvoting preferred[1]	1,333,000	78,932
Volkswagen AG1	506,865	43,244
Sony Corp.[1]	2,770,000	112,017
Reed Elsevier NV1	6,648,100	110,793
Nikon Corp.[1]	5,151,000	106,845
DSG International PLC[1]	25,345,000	103,771
JCDecaux SA1	3,528,700	95,321
Pearson PLC[1]	6,324,272	89,861
Enterprise Inns PLC[1]	4,540,000	89,564
Reed Elsevier PLC[1]	7,300,000	80,872
Daito Trust Construction Co., Ltd.[1]	1,315,000	71,586
Rakuten, Inc.[1]	154,400	60,880
Marks and Spencer Group PLC[1]	4,500,000	54,063
Daiwa House Industry Co., Ltd.[1]	2,960,300	51,434
Yamada Denki Co., Ltd.[1]	323,000	32,534
Publishing & Broadcasting Ltd.[1]	2,270,000	31,526
Funai Electric Co., Ltd.[1]	285,000	26,937
TI Automotive Ltd., Class A1,3	3,197,300	0
		11,035,494

HEALTH CARE — 8.77%
Roche Holding AG1	15,169,550	2,625,426
AstraZeneca PLC (Sweden)[1]	11,286,617	703,287
AstraZeneca PLC (United Kingdom)[1]	7,305,000	456,414
Novo Nordisk A/S, Class B1	14,824,750	1,101,232
UCB NV1,4	7,730,059	491,574
Sanofi-Aventis[1]	4,860,800	432,514
Smith & Nephew PLC[1]	46,978,300	431,521
Merck KGaA[1]	2,560,400	271,422
Novartis AG1	4,613,960	269,253
Alcon, Inc.	1,375,000	157,437
Richter Gedeon NYRT[1]	755,800	155,917
Chugai Pharmaceutical Co., Ltd.[1]	6,880,500	148,287
SCHWARZ PHARMA AG1	1,250,003	145,183
Shionogi & Co., Ltd.[1]	7,420,000	136,618
Essilor[1]	1,250,000	127,952
Nobel Biocare Holding AG1	365,000	89,915
Elan Corp., PLC (ADR)[3]	3,000,000	46,140
		7,790,092

CONSUMER STAPLES — 7.36%
Nestlé SA1	4,660,000	1,624,711
Koninklijke Ahold NV1,3	75,167,132	796,989
Seven & I Holdings Co., Ltd.[1]	17,282,300	557,659
Tesco PLC[1]	57,989,561	390,365
Groupe Danone[1]	2,578,000	361,627
Diageo PLC[1]	20,240,000	357,120
Shinsegae Co., Ltd.[1]	684,323	354,061
METRO AG1	5,815,000	339,672
L’Oréal SA1	2,996,000	304,132
Wal-Mart de México, SA de CV, Series V	64,835,718	220,759
Unilever PLC[1]	8,597,783	211,735
Unilever NV1	8,168,400	200,715
Coca-Cola Hellenic Bottling Co. SA1	4,669,583	160,696
Woolworths Ltd.[1]	9,679,441	146,044
Pernod Ricard Co.[1]	540,000	112,338
Gallaher Group PLC[1]	5,550,866	90,717
Fomento Económico Mexicano, SA de CV (ADR)	935,600	90,697
SABMiller PLC[1]	4,696,800	87,649
Foster’s Group Ltd.[1]	9,522,000	45,659
Coca-Cola FEMSA, SA de CV, Series L	13,500,000	41,997
Koninklijke Numico NV1	840,000	37,779
		6,533,121

TELECOMMUNICATION SERVICES — 6.97%
América Móvil SA de CV, Series L (ADR)	33,648,000	$1,324,722
América Móvil SA de CV, Series L	21,540,000	42,562
Koninklijke KPN NV1	51,045,000	650,499
Vodafone Group PLC[1]	249,457,931	570,159
Teléfonos de México, SA de CV, Class L (ADR)	15,000,000	383,700
Teléfonos de México, SA de CV, Class L	8,400,000	10,795
Telekom Austria AG1	15,051,288	379,650
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	407,513,700	371,745
SOFTBANK CORP.[1]	16,824,300	350,032
Telefónica, SA1	13,782,000	238,759
France Télécom, SA1	8,953,000	205,313
Portugal Telecom, SGPS, SA1	15,795,000	197,311
Singapore Telecommunications Ltd.[1]	104,983,075	161,054
Chunghwa Telecom Co., Ltd. (ADR)	8,190,924	141,785
Chunghwa Telecom Co., Ltd.[1]	8,659,800	14,376
Philippine Long Distance Telephone Co.[1]	2,976,260	132,041
KT Corp.[1]	1,992,960	86,073
KT Corp. (ADR)	2,018,480	43,337
Bharti Airtel Ltd.[1,3]	12,507,000	128,189
KDDI Corp.[1]	20,000	125,005
Orascom Telecom Holding (GDR)[1]	2,226,350	123,128
China Unicom Ltd.[1]	121,900,000	119,949
Tele Norte Leste Participações SA, preferred nominative	8,552,671	116,931
Advanced Info Service PCL[1]	44,721,800	107,742
Telecom Italia SpA, nonvoting[1]	25,000,000	60,164
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	57,038
Telecomunicações de Sao Paulo SA, preferred nominative	2,061,761	45,566
		6,187,625

ENERGY — 6.62%
Royal Dutch Shell PLC, Class B1	20,478,633	698,019
Royal Dutch Shell PLC, Class A1	8,537,000	281,263
Royal Dutch Shell PLC, Class B (ADR)	1,874,848	128,202
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	66,100
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	6,982,500	585,343
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	1,068,850	79,993
Oil & Natural Gas Corp. Ltd.[1]	24,226,043	619,030
Reliance Industries Ltd.[1]	20,632,718	527,108
MOL Magyar Olaj- és Gázipari Rt., Class A1	5,038,900	458,241
Norsk Hydro ASA[1]	17,167,000	384,784
Norsk Hydro ASA (ADR)	1,250,000	28,137
Canadian Natural Resources, Ltd.	8,180,000	372,876
Petro-Canada	8,600,000	346,386
SK Corp.[1]	4,246,510	283,010
Nexen Inc.	4,308,662	230,374
Cameco Corp.	5,312,300	193,620
TOTAL SA1	2,804,400	184,887
China National Offshore Oil Corp.[1]	178,288,100	148,430
Husky Energy Inc.	1,900,000	122,348
ENI SpA[1]	3,500,000	104,042
Repsol YPF, SA1	1,134,200	33,734
		5,875,927

MATERIALS — 5.91%
Bayer AG1	28,563,500	$1,458,197
Linde AG1	5,987,008	564,752
Nitto Denko Corp.[1]	8,687,900	516,934
POSCO[1]	1,315,000	341,381
Harmony Gold Mining Co. Ltd.[1,3]	18,181,600	235,897
Barrick Gold Corp.	4,080,000	125,338
Barrick Gold Corp. (Canada)	3,537,838	108,684
Lonmin PLC[1]	4,550,000	217,587
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[3]	6,947,970	208,995
Kuraray Co., Ltd.[1]	16,662,500	185,976
Siam Cement PCL[1]	26,121,400	177,156
UPM-Kymmene Corp.[1]	7,340,000	173,666
Lonza Group Ltd.[1]	2,102,308	145,542
Gold Fields Ltd.[1]	7,284,500	130,233
BHP Billiton PLC[1]	6,000,000	103,957
BASF AG1	1,170,500	93,695
Cia. Vale do Rio Doce, ordinary nominative (ADR)	4,000,000	86,240
Holcim Ltd.[1]	1,028,571	84,028
Stora Enso Oyj, Class R1	5,394,843	81,728
JSR Corp.[1]	2,940,500	65,049
Ivanhoe Mines Ltd.[3]	10,160,000	63,369
AngloGold Ashanti Ltd.[1]	1,603,500	60,545
Rio Tinto PLC[1]	375,000	17,775
		5,246,724

INDUSTRIALS — 4.53%
Asahi Glass Co., Ltd.[1]	40,439,000	500,853
Ryanair Holdings PLC (ADR)[3]	6,387,900	404,290
Fraport AG1	4,355,900	300,058
Siemens AG1	3,367,000	293,431
Nippon Express Co., Ltd.[1]	53,026,900	285,019
Cintra, Concesiones de Infraestructuras de Transporte, SA1	16,069,400	226,307
Deutsche Post AG1	8,142,500	213,989
Mitsubishi Corp.[1]	10,500,000	198,348
Bombardier Inc., Class B3	56,963,800	177,900
Singapore Airlines Ltd.[1]	17,788,000	163,727
Far Eastern Textile Ltd.[1]	196,213,420	145,684
Capita Group PLC[1]	14,197,623	145,339
Kubota Corp.[1]	17,532,000	144,600
Sandvik AB1	12,064,000	138,156
Autostrade SpA[1]	4,407,668	130,736
Imperial Holdings Ltd.[1]	7,409,000	123,343
Macquarie Infrastructure Group[1]	32,329,427	77,048
Qantas Airways Ltd.[1]	24,211,442	70,720
FANUC LTD[1]	894,300	70,061
Metso Oyj[1]	1,556,800	57,198
Bharat Heavy Electricals Ltd.[1]	1,000,000	52,280
Malaysia International Shipping Corp. Bhd.[1]	18,871,600	44,028
Orkla AS1	605,000	28,756
Mitsui & Co., Ltd.[1]	1,549,000	19,772
Contax Participações SA, preferred nominative	15,186,000	13,072
Contax Participações SA, preferred nominative (ADR)	130,000	114
		4,024,829

UTILITIES — 2.25%
E.ON AG1	3,948,000	$ 469,098
Veolia Environnement[1]	7,394,400	446,201
RAO Unified Energy System of Russia (GDR)[1]	4,542,500	330,682
National Grid PLC[1]	19,400,714	242,190
Electricité de France SA1	3,238,000	179,768
Hong Kong and China Gas Co. Ltd.[1]	50,000,000	117,181
RWE AG1	1,230,000	113,402
Gas Natural SDG, SA1	2,750,000	100,193
		1,998,715

MISCELLANEOUS — 2.72%
Other common stocks in initial period of acquisition		2,419,314

Total common stocks (cost: $59,158,867,000)		82,145,117

Rights & warrants — 0.05%

FINANCIALS — 0.05%
ING Groep NV, warrants, expire 2008[3]	1,730,000	45,210

INDUSTRIALS — 0.00%
Autostrade SpA, rights, expire 2006[1,3]	4,407,668	—*

Total rights & warrants (cost: $46,430,000)		45,210

Convertible securities — 0.02%	Principal amount

FINANCIALS — 0.02%
Fairfax Financial Holdings Ltd. 5.00% convertible debentures 2023[2]	$20,000,000	18,950

Total convertible securities (cost: $20,359,000)		18,950

		unaudited

	Principal amount	Market value
Short-term securities — 7.35%	(000)	(000)

Danske Corp. 5.21%-5.355% due 10/10/2006-1/22/2007[2]	$300,000	$298,722
HBOS Treasury Services PLC 5.235%-5.36% due 10/31/2006-1/2/2007	275,000	273,338
UBS Finance (Delaware) LLC 5.235%-5.38% due 10/6-11/28/2006	250,000	249,234
Barton Capital LLC 5.25%-5.26% due 10/16-10/19/2006[2]	191,000	190,517
Société Générale North America Inc. 5.26% due 12/18/2006[5]	59,000	58,340
Barclays U.S. Funding LLC 5.235%-5.36% due 10/2/2006-1/24/2007	171,600	170,827
Barclays U.S. Funding LLC 5.28% due 11/22/2006[5]	50,000	49,634
Sheffield Receivables Corp. 5.26% due 10/06/2006[2]	28,400	28,375
Stadshypotek Delaware Inc. 5.26%-5.365% due 10/25-11/13/2006[2]	165,000	164,349
Svenska Handelsbanken Inc. 5.23%-5.36% due 10/30-12/28/2006	85,000	84,483
ANZ National (International) Ltd. 5.22%-5.37% due 10/17-12/12/2006[2]	200,000	198,608
ANZ (Delaware) Inc. 5.33% due 10/24/2006	50,000	49,826
Allied Irish Banks N.A. Inc. 5.22%-5.25% due 11/22-12/28/2006[2]	250,000	247,631
Bank of Ireland 5.24%-5.355% due 11/3/2006-1/23/2007[2]	250,000	247,414
BNP Paribas Finance Inc. 5.21%-5.25% due 11/27/2006-1/18/2007	178,200	176,181
BNP Paribas Finance Inc. 5.24%-5.29% due 11/16-12/1/2006[5]	71,800	71,221
Amsterdam Funding Corp. 5.23%-5.26% due 10/17-12/8/2006[2]	150,000	148,815
ABN-AMRO North America Finance Inc. 5.25% due 1/22/2007	100,000	98,373
BASF AG 5.24%-5.35% due 10/2-12/11/2006[2]	225,000	224,122
Spintab AB (Swedmortgage) 5.23%-5.28% due 10/10-12/19/2006	225,000	223,675
Calyon North America Inc. 5.24%-5.245% due 10/30-12/19/2006	225,000	223,166
Freddie Mac 5.17%-5.25% due 10/3-12/18/2006	204,415	203,406
CAFCO, LLC 5.235%-5.37% due 10/5-12/20/2006[2]	135,000	133,982
Citigroup Funding Inc. 5.26% due 11/13/2006	40,000	39,748
Ciesco LLC 5.25% due 10/12/2006[2]	25,000	24,956
Dexia Delaware LLC 5.225%-5.25% due 11/8-12/22/2006	200,000	198,255
Westpac Banking Corp. 5.345%-5.36% due 10/24/2006[2]	94,300	93,972
Westpac Banking Corp. 5.26% due 11/20/2006[2,5]	50,000	49,635
Westpac Trust Securities NZ Ltd. 5.255% due 12/13/2006[2]	50,000	49,477
CBA (Delaware) Finance Inc. 5.23%-5.245% due 12/15/2006-1/25/2007	120,000	118,412
CBA (Delaware) Finance Inc. 5.26% due 11/24/2006[5]	50,000	49,619
Edison Asset Securitization LLC 5.25%-5.36% due 10/3-10/11/2006[2]	150,000	149,873
KfW International Finance Inc. 5.21%-5.29% due 10/2-10/13/2006[2]	150,000	149,803
Depfa Bank PLC 5.23%-5.37% due 10/5/2006-1/22/2007[2]	125,000	123,996
Depfa Bank PLC 5.255% due 12/06/2006[2,5]	25,000	24,764
IXIS Commercial Paper Corp. 5.245%-5.25% due 11/15-12/28/2006[2]	150,000	148,572
Bank of America Corp. 5.215%-5.25% due 11/29/2006-1/19/2007	125,000	123,557
Ranger Funding Co. LLC 5.27% due 10/04/2006[2]	25,000	24,985
Fannie Mae 5.15%-5.30% due 10/4-12/27/2006	143,600	142,872
American Honda Finance Corp. 5.22%-5.23% due 11/8-12/8/2006	125,000	124,098
Bank of Nova Scotia 5.24% due 12/13-12/20/2006	125,000	123,667
HSBC USA Inc. 5.23%-5.24% due 12/21-12/27/2006	125,000	123,495
Old Line Funding, LLC 5.25%-5.28% due 10/5-11/9/2006[2]	100,000	99,576
Mont Blanc Capital Corp. 5.27%-5.39% due 10/10/2006[2]	50,000	49,928
ING (U.S.) Funding LLC 5.255% due 12/11/2006	50,000	49,492
Toyota Motor Credit Corp. 5.24% due 11/21/2006-1/8/2007	100,000	99,085
Clipper Receivables Co., LLC 5.28% due 11/9/2006[2]	70,000	69,607
DaimlerChrysler Revolving Auto Conduit LLC II 5.27% due 12/5/2006	50,000	49,531
DaimlerChrysler Revolving Auto Conduit LLC 5.26% due 11/17/2006	19,000	18,872
Total Capital SA 5.215%-5.23% due 10/26-12/21/2006[2]	66,900	66,622
International Lease Finance Corp. 5.23% due 11/2-11/16/2006	66,300	65,967
Abbey National N.A. LLC 5.31% due 10/23/2006	50,000	49,833
Rabobank USA Financial Corp. 5.24% due 12/7/2006	50,000	49,521
Royal Bank of Scotland PLC 5.24% due 12/21/2006	50,000	49,419
Three Pillars Funding, LLC 5.39% due 10/16/2006[2]	30,000	29,930
Canadian Imperial Holdings Inc. 5.25% due 12/11/2006	30,000	29,693
Bank of Montreal 5.21%-5.32% due 10/2--11/29/2006	25,000	24,931
Federal Home Loan Bank 5.145% due 12/1/2006	22,400	22,203

Total short-term securities (cost: $6,520,944,000)		6,522,205

Total investment securities (cost: $65,746,600,000)		88,731,482
Other assets less liabilities		80,847

Net assets		$88,812,329

*Amount less than one thousand.

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. At September 30, 2006, 284 of the fund’s securities, including those in
"Miscellaneous" (with aggregate value of $73,091,690,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,083,658,000, which represented 3.47% of the net assets of the fund.
3Security did not produce income during the last 12 months.
4Represents an affiliated company as defined under the Investment Company Act of 1940.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-916-1106-S6834

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Mark E. Denning
Mark E. Denning, President and Principal Executive Officer

Date: December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark E. Denning
Mark E. Denning, President and Principal Executive Officer

Date: December 8, 2006

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: December 8, 2006